Other Financial Commitments - Disclosure of Finance Lease and Operating Lease by Lessor (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Total minimum lease payments		$ 934
Within One Year [member]
Statement Line Items [Line Items]
Total minimum lease payments		441
Between One Year and Five Years [Member]
Statement Line Items [Line Items]
Total minimum lease payments		493
Greater than 5 Years [Member]
Statement Line Items [Line Items]
Total minimum lease payments